United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/17

Date of Reporting Period: 3/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
March 31, 2017
Share Class	Ticker
A	FHIIX
B	FHBBX
C	FHICX
Institutional	FHISX
R6	FHBRX

Federated High Income Bond Fund, Inc.
Fund Established 1977

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2016 through March 31, 2017. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated High Income Bond Fund, Inc. (the “Fund”), based on net asset value for the 12-month reporting period ended March 31, 2017, was 13.23% for the Class A Shares, 12.53% for the Class B Shares, 12.40% for the Class C Shares, 13.27% for the Institutional Shares and 13.38% for the R6 Shares.1 The total return of the Fund's Class A Shares consisted of 5.72% of current income and 7.51% of appreciation in the net asset value of the Fund's shares. The total return of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI),2 the Fund's broad-based securities market index, was 16.39% during the same period. The Fund's peer group, the Lipper High Yield Funds Average (LHYFA),3 returned 13.30% during the period. The Fund's and LHYFA's total returns during the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BBHY2%ICI.
During the 12-month reporting period, the most significant factors affecting the Fund's performance relative to the BBHY2%ICI were industry sector allocation and security selection.
The following discussion will focus on the performance of the Fund's Class A Shares.
MARKET OVERVIEW
The total return for the high-yield4 market for the reporting period was attractive on both an absolute and a relative basis. For example, the BBHY2%ICI returned 16.39% for the period, substantially outperforming the Bloomberg Barclays U.S. Aggregate Bond Index,5 a measure of high quality bond performance, which returned 0.44% for the period. Several factors led to this outperformance. First, energy and industrial commodity metal prices staged substantial recoveries from the lows of late 2015 and early 2016, which drove the bond prices of issuers in the high-yield commodity sectors higher. For example, the Independent Energy sector of the high-yield market returned 47.15% for the reporting period while the Oil Field Service sector returned 43.62% and the Metals sector returned 33.00%. Second, the U.S. economy continued to generate modest growth which kept high-yield issuer fundamental performance at a satisfactory level. While default rates for high-yield issuers did increase, the increase was concentrated in the commodity sectors, given the delayed impact of 2015's substantial energy and industrial commodity metal price declines. Finally, while the presidential election campaign season proved contentious, its culmination, coupled with the new administration's pro-business agenda was embraced by financial markets, sending risk assets including high-yield bonds higher in price. The impact of these events can be seen in the spread between high-yield bonds and U.S. Treasury securities with comparable
Annual Shareholder Report

maturities which, according to the Credit Suisse High Yield Bond Index,6 began the reporting period at 754 basis points and ended the reporting period at 450 basis points.7
Within the high-yield market, major industry sectors that substantially outperformed the overall BBHY2%ICI included: Independent Energy, Oil Field Services, Metals & Mining, Other Industrial and Midstream. Major industry sectors that substantially underperformed the overall BBHY2%ICI included: Retailers, Pharmaceuticals, Healthcare, Banking and Food & Beverage. From a credit quality perspective, the more credit sensitive “CCC”-rated sector lead the way with a 32.60% return followed by a 15.88% and 10.82% return for the “B”-rated and “BB”-rated sectors, respectively.
ALLOCATION AMONG INDUSTRY SECTORS
During the reporting period, the Fund was negatively impacted, relative to the BBHY2%ICI, by being underweight to the strong-performing Metals & Mining, Oil Field Services and Independent Energy sectors. The Fund was also negatively impacted by being overweight to the underperforming Packaging, Healthcare, Pharmaceutical and Media & Entertainment sectors. The Fund was positively impacted by being underweight to the poor-performing Wireline Telecommunications, Banking, Retail and Home Construction sectors.
SECURITY SELECTION OF HIGH-YIELD BONDS
The Fund was negatively impacted, relative to the BBHY2%ICI, by its holdings in the Independent Energy, Gaming, Services and Aerospace & Defense industry sectors. Specific holdings which negatively affected Fund performance relative to the BBHY2%ICI were: Anna Merger, Argos Merger, Williams Cos., Envision Healthcare Holdings and Berry Plastics.
The Fund was positively impacted by the strong performance of its holdings in the Technology, Cable & Satellite and Consumer Cyclical Service sectors. The Fund's holdings in the Packaging and Healthcare sector outperformed the benchmark, thereby helping to offset some of the overweighting to these underperforming sectors. Specific holdings which positively affected Fund performance relative to the BBHY2%ICI were: Intelsat, Infor, Unifrax, Ortho-Clinical Diagnostics and Wise Metals.
Annual Shareholder Report

1	The Fund's Institutional Shares and R6 Shares commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Institutional Shares and R6 Shares, the performance information shown is for Class A Shares adjusted to reflect the expenses of Institutional Shares and R6 Shares for each year for which the Fund's Institutional Shares' and R6 Shares' expenses would have exceeded the actual expenses paid by the Fund's Class A Shares.
2	Please see the footnotes to the line graphs below for definitions of, and further information about, the BBHY2%ICI.
3	Please see the footnotes to the line graphs below for definitions of, and further information about, the LHYFA.
4	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
5	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.*
6	The Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low-quality is defined as those bonds in the range from “BB” to “CCC” and defaults.*
7	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated High Income Bond Fund, Inc. from March 31, 2007 to March 31, 2017, compared to the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI)2 and the Lipper High Yield Funds Average (LHYFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of March 31, 2017
■	Total returns shown for Class A Shares include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 3/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	8.17%	5.02%	6.14%
Class B Shares	7.03%	4.87%	6.00%
Class C Shares	11.40%	5.21%	5.83%
Institutional Shares[4]	13.27%	6.00%	6.63%
R6 Shares[4]	13.38%	6.02%	6.64%
BBHY2%ICI	16.39%	6.82%	7.54%
LHYFA	13.30%	5.57%	5.89%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBHY2%ICI and the LHYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The BBHY2%ICI is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment-grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. Effective August 24, 2016, the name of the BBHY2%ICI changed from “Barclays U.S. Corporate High Yield 2% Issuer Capped Index” to “Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index.” The BBHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Institutional Shares and R6 Shares commenced operations on January 27, 2017. For the period prior to the commencement of operations of the Institutional Shares and R6 Shares, the performance information shown is for Class A Shares adjusted to reflect the expenses of Institutional Shares and R6 Shares for each year for which the Fund's Institutional Shares' and R6 Shares' expenses would have exceeded the actual expenses paid by the Fund's Class A Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At March 31, 2017, the Fund's index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	10.6%
Health Care	10.1%
Cable Satellite	7.3%
Packaging	6.8%
Media Entertainment	6.1%
Midstream	5.9%
Independent Energy	5.8%
Wireless Communications	4.9%
Pharmaceuticals	3.9%
Gaming	3.6%
Other[2]	32.6%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
March 31, 2017
Principal Amount or Shares			Value
		CORPORATE BONDS—97.6%
		Aerospace/Defense—1.1%
$1,325,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$1,407,812
900,000		TransDigm, Inc., 5.50%, 10/15/2020	905,625
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,919,850
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	404,500
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,461,375
575,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	576,777
		TOTAL	8,675,939
		Automotive—3.2%
1,650,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,623,187
950,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	961,875
775,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	798,250
1,875,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	1,873,819
1,725,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,871,625
575,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	576,438
1,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,828,750
650,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	657,313
4,025,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,115,562
600,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	601,500
900,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	924,750
375,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	391,172
1,375,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	1,443,750
1,625,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	1,767,187
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	251,875
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	247,813
2,825,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,761,437
2,075,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,211,597
350,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	343,655
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$1,275,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	$1,324,406
		TOTAL	26,575,961
		Banking—1.1%
1,300,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,335,763
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,416,437
1,250,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	1,255,463
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	562,375
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,473,156
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,031,250
		TOTAL	9,074,444
		Building Materials—2.1%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	455,812
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,360,125
150,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	156,375
2,200,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	2,266,000
725,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	775,750
1,425,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,478,437
850,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	896,750
675,000	[1,2]	HD Supply, Inc., Series 144A, 5.75%, 4/15/2024	711,653
850,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	871,666
1,200,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,308,000
1,000,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,050,550
2,800,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	2,898,000
3,150,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,094,875
		TOTAL	17,323,993
		Cable Satellite—7.3%
600,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	624,000
525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	540,750
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,527,109
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,658,375
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	437,219
1,700,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,789,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	$492,813
1,325,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,337,422
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,184,063
650,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	649,188
1,550,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,579,062
1,850,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,870,812
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,375,313
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,371,500
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	929,151
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,094,625
1,075,000		DISH DBS Corp., 5.00%, 3/15/2023	1,082,525
5,100,000		DISH DBS Corp., 5.875%, 7/15/2022	5,370,912
250,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	291,250
250,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	229,063
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,567,188
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,797,094
3,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,741,406
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,830,937
1,175,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,415,875
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,171,750
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,591,281
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,902,500
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,026,000
400,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	410,000
950,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	976,125
1,800,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,878,552
1,625,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,718,438
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	2,903,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$1,900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	$1,990,250
1,125,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,132,031
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	208,000
2,675,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,681,420
1,725,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,720,687
		TOTAL	60,097,686
		Chemicals—2.4%
1,675,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,700,125
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,188,844
1,425,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	1,506,937
2,725,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,513,812
600,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	628,500
2,350,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	2,467,500
850,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	879,750
500,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	533,750
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	613,250
5,300,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,525,250
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	925,313
		TOTAL	19,483,031
		Construction Machinery—0.5%
650,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	666,250
800,000		United Rentals, Inc., 4.625%, 7/15/2023	827,000
575,000		United Rentals, Inc., 5.75%, 11/15/2024	601,594
800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	827,000
575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	582,187
600,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	627,750
		TOTAL	4,131,781
		Consumer Cyclical Services—1.0%
1,825,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,770,250
1,700,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	1,649,000
2,250,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	2,264,063
775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	806,000
850,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	932,875
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—continued
$900,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	$924,750
		TOTAL	8,346,938
		Consumer Products—2.0%
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,097,375
3,225,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,176,625
2,300,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,340,250
2,900,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	2,979,750
1,675,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,767,125
125,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	126,875
1,550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,646,875
525,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	557,813
1,188,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,226,610
350,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	368,375
		TOTAL	16,287,673
		Diversified Manufacturing—1.0%
2,725,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,854,437
1,600,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	1,356,000
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,006,813
1,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,596,500
		TOTAL	7,813,750
		Finance Companies—1.9%
975,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	1,017,656
275,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	263,656
2,650,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,484,375
125,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	126,250
550,000		Navient Corp., Sr. Unsecd. Note, 6.625%, 7/26/2021	570,625
1,475,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	1,489,750
525,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	502,688
475,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	495,781
4,000,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,170,000
4,725,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,665,938
		TOTAL	15,786,719
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Food & Beverage—2.4%
$1,050,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	$1,064,437
3,800,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	3,245,200
1,625,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,708,281
1,650,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,703,625
1,300,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,329,250
350,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	358,750
2,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,112,000
975,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	977,438
475,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	501,719
1,325,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	1,467,716
2,450,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	2,762,375
2,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,319,562
		TOTAL	19,550,353
		Gaming—3.6%
450,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	482,625
1,925,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,081,406
2,150,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,209,125
425,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	439,344
525,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	543,375
225,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	238,500
2,900,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,351,313
400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	441,000
975,000		MGM Resorts International, 6.00%, 3/15/2023	1,051,781
825,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	804,375
2,300,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,340,250
1,175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,169,125
2,150,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,184,938
1,800,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,836,000
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,819,500
2,265,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	2,344,275
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$3,525,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	$3,674,812
		TOTAL	30,011,744
		Health Care—10.1%
925,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	962,574
2,125,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,241,875
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,723,000
1,550,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,594,562
975,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	967,688
1,050,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,074,938
5,125,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	4,407,500
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	799,504
925,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	935,984
2,925,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,991,719
250,000		HCA, Inc., 4.50%, 2/15/2027	250,625
550,000		HCA, Inc., 4.75%, 5/1/2023	574,750
6,525,000		HCA, Inc., 5.00%, 3/15/2024	6,859,406
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,598,000
650,000		HCA, Inc., Bond, 5.875%, 3/15/2022	716,625
2,375,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,475,937
1,250,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,432,813
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,289,750
2,675,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	2,574,687
450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	464,625
1,500,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,557,188
600,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	611,700
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	536,813
5,350,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,765,294
1,300,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,368,250
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,176,125
2,425,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,491,688
3,950,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,048,750
2,375,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	2,559,062
4,225,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,151,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$400,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	$404,000
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	768,750
4,250,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	4,451,875
1,500,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,507,500
1,700,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,708,500
1,525,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,502,125
475,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	514,188
2,775,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,173,906
		TOTAL	83,233,338
		Independent Energy—5.8%
1,800,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	1,773,000
1,400,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,443,176
1,225,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,272,469
785,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	820,325
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	403,000
2,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,262,000
250,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	228,750
1,875,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,971,094
1,225,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,145,375
775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	776,937
425,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	426,594
1,800,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,764,000
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	798,750
650,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	657,085
850,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	875,500
1,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,213,250
350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	270,375
500,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	421,250
1,075,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,092,469
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$550,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	$536,250
950,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	935,750
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	1,002,500
800,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	816,000
425,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	443,063
2,575,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	2,253,125
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,380,375
1,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	1,410,500
400,000		PDC Energy, Inc., 7.75%, 10/15/2022	423,000
625,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	643,750
300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	319,500
450,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	456,750
475,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	483,312
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	862,216
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	613,812
1,050,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,110,375
400,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	405,000
1,425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,371,562
1,150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,137,062
2,075,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,147,625
250,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	267,500
1,100,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	1,045,000
275,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	264,550
625,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	637,500
400,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	404,000
2,650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,484,375
275,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	267,438
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	435,625
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	133,125
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	419,063
3,250,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,250,000
		TOTAL	47,975,102
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—1.3%
$875,000		Anixter, Inc., 5.50%, 3/1/2023	$911,094
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,152,875
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,459,375
850,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	876,563
3,350,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,212,324
1,275,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	1,271,812
		TOTAL	10,884,043
		Insurance - P&C—0.9%
2,675,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,688,375
125,000	[1,2]	Hub International Ltd., Series 144A, 9.25%, 2/15/2021	128,988
4,025,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,206,125
		TOTAL	7,023,488
		Leisure—1.0%
775,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	785,656
550,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	556,188
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,519,250
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
650,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	651,625
650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	674,375
900,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	941,625
900,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	890,437
2,125,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	2,125,000
		TOTAL	8,144,156
		Lodging—0.3%
1,000,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	992,500
650,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	658,125
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	433,500
		TOTAL	2,084,125
		Media Entertainment—6.1%
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,329,969
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	$1,576,875
975,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,026,188
2,850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,173,125
450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	480,375
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	841,500
1,875,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,955,850
2,475,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,710,125
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,183,750
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	154,125
625,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	618,750
1,825,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,861,500
400,000		Lamar Media Corp., 5.875%, 2/1/2022	414,320
1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,404,000
950,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	1,031,339
2,175,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,286,469
375,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	364,219
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,090,000
1,500,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,526,250
5,025,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	5,150,625
400,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	399,500
1,750,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	1,837,500
2,350,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	2,279,500
2,250,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,283,750
375,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	363,750
1,775,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,826,031
4,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,258,500
900,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	902,250
3,325,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,482,937
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$500,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	$505,000
275,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	278,781
		TOTAL	50,596,853
		Metals & Mining—2.2%
1,700,000		ArcelorMittal SA, 6.125%, 6/1/2025	1,895,500
2,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,380,896
3,850,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,368,750
575,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	612,375
1,000,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,090,000
325,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	324,594
1,000,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	993,750
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	803,094
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	439,875
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,623,625
400,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	406,000
875,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	885,937
1,350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,400,625
1,300,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,503,125
		TOTAL	17,728,146
		Midstream—5.9%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	824,204
450,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	463,325
475,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	473,812
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,085,750
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	620,156
2,900,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,900,000
1,300,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,326,000
825,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	912,656
1,850,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	1,935,563
3,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	4,189,937
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$1,450,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	$1,370,250
1,000,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	955,000
2,025,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,923,750
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	469,483
1,675,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	1,762,938
1,275,000		MPLX LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	1,327,595
2,000,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	2,067,000
1,900,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	2,062,921
1,100,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	1,151,041
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,806,750
2,325,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,301,750
2,650,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,663,250
1,625,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,625,000
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	513,750
900,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	930,375
1,725,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,794,000
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	1,126,063
175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	185,500
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,718,080
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,337,156
425,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	451,031
800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	870,000
1,975,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,133,000
950,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	961,875
		TOTAL	48,238,961
		Oil Field Services—0.8%
925,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	978,187
1,600,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	1,660,000
1,275,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,239,937
1,600,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,744,000
175,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	203,438
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$675,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	$653,063
		TOTAL	6,478,625
		Packaging—6.8%
2,300,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	2,374,750
600,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	606,750
700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	727,580
75,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	77,531
1,425,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,444,594
5,100,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,476,125
1,450,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	1,540,625
1,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,157,344
4,700,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,899,750
2,325,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,348,250
3,825,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	4,188,184
4,725,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	4,736,812
3,850,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	3,936,625
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,906,812
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,349,844
900,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	954,000
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,391,813
4,125,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,248,791
1,800,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,930,500
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	981,000
1,075,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,124,042
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,826,562
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,407,813
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,663,555
		TOTAL	56,299,652
		Paper—0.5%
575,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	560,625
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—continued
$3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	$3,225,625
		TOTAL	3,786,250
		Pharmaceuticals—3.9%
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	347,248
1,975,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,738,000
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	1,993,687
2,825,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	2,932,774
1,325,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,333,281
6,275,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,573,062
1,875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,598,438
3,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,913,750
1,575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,504,125
1,500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,215,000
1,900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,672,000
425,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	329,375
4,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	3,578,594
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	428,750
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	309,375
900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	925,875
3,325,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,597,656
		TOTAL	31,990,990
		Refining—0.8%
2,550,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	2,581,875
1,275,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	1,332,375
575,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	606,050
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—continued
$1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	$1,854,875
		TOTAL	6,375,175
		Restaurants—1.0%
4,350,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,524,000
825,000		NPC INTL/OPER Co., A&B, Inc., 10.50%, 1/15/2020	851,606
925,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	946,969
1,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,861,500
		TOTAL	8,184,075
		Retailers—1.4%
4,825,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,595,812
1,175,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,160,313
2,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,650,679
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,437,750
750,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	752,813
225,000		Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/2022	232,594
		TOTAL	11,829,961
		Supermarkets—0.4%
1,575,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,531,688
1,775,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	1,819,375
		TOTAL	3,351,063
		Technology—10.6%
3,975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,024,687
1,025,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	1,088,366
875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	887,031
300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	306,375
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,052,375
1,225,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,289,312
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,075,640
475,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	499,512
3,075,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,400,984
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,033,125
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$625,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	$652,344
8,950,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	9,265,487
1,300,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,397,500
925,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	944,656
3,875,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,092,775
4,900,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,034,750
4,200,000		Infor US, Inc., 6.50%, 5/15/2022	4,336,920
450,000		Iron Mountain, Inc., 5.75%, 8/15/2024	461,250
3,550,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,470,125
2,325,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,429,625
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	987,438
400,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	405,000
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	687,375
250,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	258,048
1,425,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	1,467,750
1,125,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	1,297,969
825,000		NCR Corp., 6.375%, 12/15/2023	870,375
1,425,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,460,782
2,000,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,040,000
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	732,375
1,318,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	1,341,098
2,475,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,536,875
700,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	726,250
350,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	373,625
1,800,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	1,998,000
2,750,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,825,625
1,525,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,620,312
1,875,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,926,562
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,124,719
775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	784,688
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	$452,625
3,525,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	4,043,809
1,250,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,280,575
275,000		Verisign, Inc., 4.625%, 5/1/2023	279,469
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	937,125
500,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	518,125
3,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,495,094
		TOTAL	87,214,527
		Transportation Services—1.0%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	488,125
775,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	719,781
2,800,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,817,500
2,475,000		HDTFS, Inc., 6.25%, 10/15/2022	2,363,625
1,025,000		Hertz Corp., 5.875%, 10/15/2020	986,563
1,150,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	1,004,812
		TOTAL	8,380,406
		Utility - Electric—2.0%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,587,948
950,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	1,005,812
2,525,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	2,685,969
39,816	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	40,015
2,775,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,780,203
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,439,375
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,190,250
850,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2027	852,125
1,525,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	1,591,719
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	589,875
		TOTAL	16,763,291
		Wireless Communications—4.9%
800,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	851,000
2,400,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,545,500
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$4,875,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	$4,208,929
400,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	423,500
1,225,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	1,272,530
50,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	51,800
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,170,000
1,850,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,868,500
3,400,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	3,514,750
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,626,219
1,950,000		Sprint Corp., 7.125%, 6/15/2024	2,086,500
3,425,000		Sprint Corp., 7.875%, 9/15/2023	3,801,750
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,259,250
1,325,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	1,447,562
3,375,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,459,375
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,727,684
2,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	2,126,875
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	439,875
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	374,605
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	513,000
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,840,250
975,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,070,062
		TOTAL	40,679,516
		Wireline Communications—0.3%
525,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2026	529,594
400,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	410,500
1,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	1,479,000
		TOTAL	2,419,094
		TOTAL CORPORATE BONDS (IDENTIFIED COST $788,799,417)	802,820,849
		COMMON STOCKS—0.0%
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
47	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $334,618)	0
Annual Shareholder Report

Principal Amount or Shares			Value
		INVESTMENT COMPANY—2.0%
16,982,388	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.97%[8] (IDENTIFIED COST $16,987,483)	$16,987,483
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $806,121,518)[9]	819,808,332
		OTHER ASSETS AND LIABILITIES - NET—0.4%[10]	3,018,653
		TOTAL NET ASSETS—100%	$822,826,985
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2017, these restricted securities amounted to $472,817,066, which represented 57.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At March 31, 2017, these liquid restricted securities amounted to $472,777,051, which represented 57.5% of total net assets.
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $806,877,801.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$802,820,849	$0	$802,820,849
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Investment Company	16,987,483	—	—	16,987,483
TOTAL SECURITIES	$16,987,483	$802,820,849	$0	$819,808,332
The following acronym is used throughout this portfolio:
MTN—Medium Term Note
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.06	$7.65	$7.94	$7.91	$7.62
Income From Investment Operations:
Net investment income	0.38[1]	0.39[1]	0.41[1]	0.45[1]	0.51[1]
Net realized and unrealized gain (loss) on investments	0.53	(0.57)	(0.27)	0.05	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.91	(0.18)	0.14	0.50	0.82
Less Distributions:
Distributions from net investment income	(0.38)	(0.41)	(0.43)	(0.47)	(0.55)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.59	$7.06	$7.65	$7.94	$7.91
Total Return[4]	13.23%	(2.42)%	1.89%	6.64%[3]	11.42%[3]
Ratios to Average Net Assets:
Net expenses	1.14%	1.24%	1.23%	1.23%	1.23%
Net investment income	5.14%	5.34%	5.33%	5.78%	6.53%
Expense waiver/reimbursement[5]	0.04%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$626,760	$609,393	$753,815	$904,021	$951,934
Portfolio turnover	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had an impact of 0.13% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.04	$7.64	$7.92	$7.90	$7.61
Income From Investment Operations:
Net investment income	0.32[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]
Net realized and unrealized gain (loss) on investments	0.55	(0.58)	(0.26)	0.04	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.87	(0.25)	0.10	0.43	0.76
Less Distributions:
Distributions from net investment income	(0.33)	(0.35)	(0.38)	(0.41)	(0.49)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.58	$7.04	$7.64	$7.92	$7.90
Total Return[4]	12.53%	(3.28)%	1.25%	5.71%[3]	10.59%[3]
Ratios to Average Net Assets:
Net expenses	1.92%	1.99%	1.98%	1.98%	1.98%
Net investment income	4.36%	4.58%	4.58%	5.03%	5.78%
Expense waiver/reimbursement[5]	0.03%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$34,013	$36,968	$53,705	$69,465	$78,132
Portfolio turnover	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended March 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.04	$7.64	$7.92	$7.89	$7.60
Income From Investment Operations:
Net investment income	0.32[1]	0.33[1]	0.36[1]	0.39[1]	0.45[1]
Net realized and unrealized gain (loss) on investments	0.54	(0.58)	(0.26)	0.05	0.31
TOTAL FROM INVESTMENT OPERATIONS	0.86	(0.25)	0.10	0.44	0.76
Less Distributions:
Distributions from net investment income	(0.33)	(0.35)	(0.38)	(0.41)	(0.49)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	0.00[2]	0.02
Net Asset Value, End of Period	$7.57	$7.04	$7.64	$7.92	$7.89
Total Return[4]	12.40%	(3.28)%	1.26%	5.85%[3]	10.60%[3]
Ratios to Average Net Assets:
Net expenses	1.91%	1.99%	1.99%	1.98%	1.98%
Net investment income	4.37%	4.59%	4.58%	5.03%	5.78%
Expense waiver/reimbursement[5]	0.03%	0.00%[6]	0.00%[6]	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$148,083	$149,649	$185,912	$212,735	$220,942
Portfolio turnover	34%	23%	31%	28%	38%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	On September 9, 2013 and June 12, 2012, the Fund received residual distributions from a regulatory settlement which had an impact of 0.00% and 0.24%, respectively.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Period Ended March 31	2017[1]
Net Asset Value, Beginning of Period	$7.55
Income From Investment Operations:
Net investment income[2]	0.07
Net realized and unrealized gain (loss) on investments	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.10
Less Distributions:
Distributions from net investment income	(0.06)
Net Asset Value, End of Period	$7.59
Total Return	1.37%
Ratios to Average Net Assets:
Net expenses	0.64%[3]
Net investment income	5.35%[3]
Expense waiver/reimbursement	0.10%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,971
Portfolio turnover	34%[4]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Computed on an annualized basis.
4	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended March 31	2017[1]
Net Asset Value, Beginning of Period	$7.55
Income From Investment Operations:
Net investment income[2]	0.07
Net realized and unrealized gain (loss) on investments	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.11
Less Distributions:
Distributions from net investment income	(0.06)
Net Asset Value, End of Period	$7.60
Total Return	1.46%
Ratios to Average Net Assets:
Net expenses	0.63%[3]
Net investment income	5.36%[3]
Expense waiver/reimbursement	0.06%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[4]
Portfolio turnover	34%[5]
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Computed on an annualized basis.
4	Represents less than $500.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2017
Assets:
Total investment in securities, at value including $16,987,483 of investment in an affiliated holding (Note 5) (identified cost $806,121,518)		$819,808,332
Cash		129,375
Income receivable		13,603,906
Receivable for investments sold		3,543,307
Receivable for shares sold		1,490,606
TOTAL ASSETS		838,575,526
Liabilities:
Payable for investments purchased	$13,756,792
Payable for shares redeemed	1,350,761
Payable to adviser (Note 5)	9,948
Payable for administrative fees (Note 5)	1,773
Payable for distribution services fee (Note 5)	116,401
Payable for other service fees (Notes 2 and 5)	250,693
Accrued expenses (Note 5)	262,173
TOTAL LIABILITIES		15,748,541
Net assets for 108,439,543 shares outstanding		$822,826,985
Net Assets Consist of:
Paid-in capital		$909,087,459
Net unrealized appreciation of investments		13,686,814
Accumulated net realized loss on investments		(101,273,208)
Undistributed net investment income		1,325,920
TOTAL NET ASSETS		$822,826,985
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($626,760,107 ÷ 82,553,082 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.59
Offering price per share (100/95.50 of $7.59)	$7.95
Redemption proceeds per share (98.00/100 of $7.59)	$7.44
Class B Shares:
Net asset value per share ($34,013,009 ÷ 4,489,580 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.58
Offering price per share	$7.58
Redemption proceeds per share (92.50/100 of $7.58)	$7.01
Class C Shares:
Net asset value per share ($148,083,243 ÷ 19,555,100 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.57
Offering price per share	$7.57
Redemption proceeds per share (97.00/100 of $7.57)	$7.34
Institutional Shares:
Net asset value per share ($13,970,525 ÷ 1,841,768 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.59
Offering price per share	$7.59
Redemption proceeds per share	$7.59
Class R6 Shares:
Net asset value per share ($100.60 ÷ 13.245 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.60
Offering price per share	$7.60
Redemption proceeds per share	$7.60
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended March 31, 2017
Investment Income:
Interest			$51,626,355
Dividends received from an affiliated holding (Note 5)			59,861
TOTAL INCOME			51,686,216
Expenses:
Investment adviser fee (Note 5)		$5,652,526
Administrative fee (Note 5)		644,381
Custodian fees		35,781
Transfer agent fee (Note 2)		866,385
Directors'/Trustees' fees (Note 5)		14,339
Auditing fees		32,250
Legal fees		9,172
Portfolio accounting fees		182,016
Distribution services fee (Note 5)		1,415,321
Other service fees (Notes 2 and 5)		2,049,942
Share registration costs		102,600
Printing and postage		106,272
Taxes		600
Miscellaneous (Note 5)		31,282
TOTAL EXPENSES		11,142,867
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(98,041)
Reimbursements of other operating expenses (Notes 2 and 5)	(218,886)
TOTAL WAIVER AND REIMBURSEMENTS		(316,927)
Net expenses			10,825,940
Net investment income			40,860,276
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(12,265,634)
Net change in unrealized depreciation of investments			72,196,418
Net realized and unrealized gain (loss) on investments			59,930,784
Change in net assets resulting from operations			$100,791,060
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended March 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$40,860,276	$46,125,588
Net realized gain (loss) on investments	(12,265,634)	(9,777,097)
Net change in unrealized appreciation/depreciation of investments	72,196,418	(64,711,275)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	100,791,060	(28,362,784)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(32,812,821)	(38,206,766)
Class B Shares	(1,620,753)	(2,146,977)
Class C Shares	(6,732,137)	(7,998,951)
Institutional Shares	(42,138)	—
Class R6 Shares	(1)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41,207,850)	(48,352,694)
Share Transactions:
Proceeds from sale of shares	134,759,397	110,625,706
Net asset value of shares issued to shareholders in payment of distributions declared	37,148,442	43,031,511
Cost of shares redeemed	(204,738,250)	(274,436,646)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(32,830,411)	(120,779,429)
Redemption Fees	64,425	71,757
Change in net assets	26,817,224	(197,423,150)
Net Assets:
Beginning of period	796,009,761	993,432,911
End of period (including undistributed net investment income of $1,325,920 and $1,057,247, respectively)	$822,826,985	$796,009,761
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
March 31, 2017
1. ORGANIZATION
Federated High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
The Fund's Institutional Shares and Class R6 Shares commenced operations on January 27, 2017.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those
Annual Shareholder Report

classes. The detail of the total fund expense waiver and reimbursements of $316,927 is disclosed in various locations in this Note 2 and Note 5. For the year ended March 31, 2017, the Custodian reimbursed $115,139 of custody fees. For the year ended March 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$665,402	$(103,336)
Class B Shares	41,445	(48)
Class C Shares	158,983	—
Institutional Shares	555	(363)
TOTAL	$866,385	$(103,747)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended March 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,578,168
Class B Shares	91,723
Class C Shares	380,051
TOTAL	$2,049,942
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the State of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at March 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005	$39,816	$40,015
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. Capital Stock
The following tables summarize share activity:
Year Ended March 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	13,628,548	$101,406,113	12,286,742	$89,346,826
Shares issued to shareholders in payment of distributions declared	3,983,705	29,461,244	4,653,096	33,828,993
Shares redeemed	(21,417,244)	(159,379,399)	(29,055,481)	(208,787,543)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,804,991)	$(28,512,042)	(12,115,643)	$(85,611,724)

Year Ended March 31	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	462,595	$3,401,686	546,031	$3,936,516
Shares issued to shareholders in payment of distributions declared	199,026	1,468,108	261,039	1,895,612
Shares redeemed	(1,421,825)	(10,537,304)	(2,586,449)	(18,741,400)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(760,204)	$(5,667,510)	(1,779,379)	$(12,909,272)

Year Ended March 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,140,654	$15,830,345	2,396,185	$17,342,364
Shares issued to shareholders in payment of distributions declared	838,736	6,186,266	1,006,835	7,306,906
Shares redeemed	(4,683,965)	(34,676,219)	(6,485,440)	(46,907,703)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,704,575)	$(12,659,608)	(3,082,420)	$(22,258,433)

	Period Ended 3/31/2017[1]		Year Ended 3/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,856,695	$14,121,153	—	$—
Shares issued to shareholders in payment of distributions declared	4,365	32,824	—	—
Shares redeemed	(19,292)	(145,328)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,841,768	$14,008,649	—	$—
Annual Shareholder Report

	Period Ended 3/31/2017[1]		Year Ended 3/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	13	$100	—	$—
NET CHANGE RESULTING FROM CLASS R6 TRANSACTIONS	13	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,427,989)	$(32,830,411)	(16,977,442)	$(120,779,429)
1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
Redemption Fees
Effective December 30, 2016, the Directors approved the elimination of the Fund's 2.00% redemption fee. Prior to December 30, 2016, the Fund imposed a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeemed shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, were not subject to the redemption fee. All redemption fees were recorded by the Fund as additions to paid-in capital. For the year ended March 31, 2017, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $49,867, $2,801 and $11,757, respectively. For the year ended March 31, 2016, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $55,126, $3,456 and $13,175, respectively.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities and reinstated interest on a defaulted security.
For the year ended March 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$616,247	$(616,247)
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$41,207,850	$48,352,694
Annual Shareholder Report

As of March 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,407,553
Net unrealized appreciation	$12,930,531
Capital loss carryforwards	$(100,598,558)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
At March 31, 2017, the cost of investments for federal tax purposes was $806,877,801. The net unrealized appreciation of investments for federal tax purposes was $12,930,531. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,195,775 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,265,244.
At March 31, 2017, the Fund had a capital loss carryforward of $100,598,558 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$33,787,352	$33,787,352
2018	$37,008,996	NA	$37,008,996
2019	$29,802,210	NA	$29,802,210
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Prior to December 30, 2016, the annual advisory fee was 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2017, the Adviser voluntarily waived $80,291 of its fee.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$275,169
Class C Shares	1,140,152
TOTAL	$1,415,321
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2017, FSC retained $311,872 of fees paid by the Fund.
Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2017, FSC retained $54,394 in sales charges from the sale of Class A Shares. FSC also retained $2,669 of CDSC relating to redemptions of Class A Shares, $89,484 of CDSC relating to redemptions of Class B Shares and $11,805 relating to redemptions of Class C Shares.
Other Service Fees
For the year ended March 31, 2017, FSSC received $185,093 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of their affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Institutional Shares and R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.74%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the year ended March 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $154,000 and $1,635,484, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended March 31, 2017, the Adviser reimbursed $17,750. Transactions involving the affiliated holdings during the year ended March 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2016	12,474,803
Purchases/Additions	192,043,126
Sales/Reductions	(187,535,541)
Balance of Shares Held 3/31/2017	16,982,388
Value	$16,987,483
Dividend Income	$59,861
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2017, were as follows:
Purchases	$274,189,279
Sales	$301,643,143
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2017, the Fund had no outstanding loans. During the year ended March 31, 2017, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2017, there were no outstanding loans. During the year ended March 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE SHAREHOLDERS and board of directors OF Federated High Income Bond Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the “Fund”), including the portfolio of investments, as of March 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
May 23, 2017

Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 to March 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2016	Ending Account Value 3/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,035.70	$5.23[2]
Class B Shares	$1,000	$1,031.60	$9.32
Class C Shares	$1,000	$1,031.70	$9.22
Institutional Shares	$1,000	$1,013.70	$1.13[3]
Class R6 Shares	$1,000	$1,014.60	$1.11[4]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.80	$5.19[2]
Class B Shares	$1,000	$1,015.70	$9.25
Class C Shares	$1,000	$1,015.80	$9.15
Institutional Shares	$1,000	$1,021.70	$3.23[3]
Class R6 Shares	$1,000	$1,021.80	$3.18[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.03%
Class B Shares	1.84%
Class C Shares	1.82%
Institutional Shares	0.64%
Class R6 Shares	0.63%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.89% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 182/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.52 and $4.48, respectively.
Annual Shareholder Report

3	Actual expense information for the Fund's Institutional Shares is for the period from January 27, 2017 (date of initial investment) to March 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.64%, multiplied by 64/365 (to reflect the period from initial investment to March 31, 2017). Hypothetical expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
4	Actual expense information for the Fund's Class R6 Shares is for the period from January 27, 2017 (date of initial investment) to March 31, 2017. Actual expenses are equal to the Fund's annualized net expense ratio of 0.63%, multiplied by 64/365 (to reflect the period from initial investment to March 31, 2017). Hypothetical expense information for Institutional Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).
Annual Shareholder Report

Board of Directors and Fund Officers
The Board of Directors is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Fund comprised one portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Annual Shareholder Report

Interested DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: July 1987	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: September 1975	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Officer since: August 2002	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated High Income Bond Fund, Inc. (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8042507 (5/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $34,800

Fiscal year ended 2016 - $33,500

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $3,500

Fiscal year ended 2016 - $43

Fiscal year ended 2017- Audit consent fee for N-1A filing.

Fiscal year ended 2016- Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $209,163

Fiscal year ended 2016 - $76,955

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 23, 2017